Borrowings - Disclosure of Effective Interest Rates (Details) - Effective Interest Rate	Jun. 30, 2020	Jun. 30, 2019
R1 billion revolving credit facility
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	10.10%
R2 billion facility
Disclosure of detailed information about borrowings [line items]
Interest rate	9.30%	10.00%
Westpac fleet loan
Disclosure of detailed information about borrowings [line items]
Interest rate	4.40%	5.50%
US$400 million facility
Disclosure of detailed information about borrowings [line items]
Interest rate	3.70%	0.00%
US$350 million facility
Disclosure of detailed information about borrowings [line items]
Interest rate	5.60%	5.60%
US$200 million bridge loan
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	5.10%